Related Party Transactions - Analysis of Loan Activity to Directors, Executive Officers, and Associates of the Company and Its Subsidiary (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Beginning Balance	$ 3,306,412	$ 3,971,083
New loans during the period	215,795	350,000
Repayments during the period	(3,171,615)	(1,014,671)
Ending Balance	$ 350,592	$ 3,306,412